Exploration and evaluation of oil and gas reserves (Tables)	6 Months Ended
Jun. 30, 2022
Exploration And Evaluation Of Oil And Gas Reserves
Changes in the balances of capitalized costs directly associated with exploratory wells pending determination of proved reserves and the balance of amounts paid for obtaining rights and concessions for exploration of oil and natural gas (capitalized acquisition costs) are set out in the following table:

Changes in the balances of capitalized costs directly associated with exploratory wells pending determination of proved reserves and the balance of amounts paid for obtaining rights and concessions for exploration of oil and natural gas (capitalized acquisition costs) are set out in the following table:

Capitalized Exploratory Well Costs / Capitalized Acquisition Costs (*)	Jan-Jun/2022	Jan-Jun/2021
Property plant and equipment
Opening Balance	2,376	3,024
Additions	95	222
Write-offs	(14)	(178)
Transfers	(42)	(145)
Cumulative translation adjustment	(259)	104
Closing Balance	2,156	3,027
Intangible Assets	2,734	15,057
Capitalized Exploratory Well Costs / Capitalized Acquisition Costs	4,890	18,084
(*) Amounts capitalized and subsequently expensed in the same period have been excluded from this table.

Exploration costs recognized in the statement of income and cash used in oil and gas exploration and evaluation activities are set out in the following table:

Exploration costs recognized in the statement of income and cash used in oil and gas exploration and evaluation activities are set out in the following table:

	Jan-Jun/2022	Jan-Jun/2021	Apr-Jun/2022	Apr-Jun/2021
Exploration costs recognized in the statement of income
Geological and geophysical expenses	136	154	83	87
Exploration expenditures written off (includes dry wells and signature bonuses)	94	187	71	56
Contractual penalties on local content requirements (*)	(108)	43	(110)	28
Other exploration expenses	1	21	-	19
Total expenses	123	405	44	190
Cash used in :
Operating activities	135	174	81	106
Investment activities	980	245	904	130
Total cash used	1,115	419	985	236
(*) There was a US$ 127 reversal on June 30, 2022, as described in note 30.